Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Detailed Information of Operating Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	€ 25,304	€ 2,270
Research Tax Credit
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	860	2,132
Subsidies
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	40	41
Revenues from licenses or other contracts
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	54	97
Net evenues from disposal of tangible assets
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	€ 24,351